Property, Plant and Equipment - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	11.00%
Telecommunications transceivers, switching centers, transmission and other network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	11.00%
Impairment loss recognised in profit or loss, property, plant and equipment	¥ 10,450,000,000	¥ 0	¥ 0